SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	$ 620,921
Action Business Combination	8,754
Balance as of September 30, 2021	629,675
Production Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	443,457
Action Business Combination	5,118
Balance as of September 30, 2021	448,575
Drilling and Evaluation Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	177,464
Action Business Combination	3,636
Balance as of September 30, 2021	$ 181,100